COMMON AND PREFERRED STOCK (Details 4)	3 Months Ended
Mar. 31, 2024 $ / shares shares
COMMON AND PREFERRED STOCK
Three Number of Warrants Outstanding, Ending | shares	1,000,000
Three Weighted Average Exercise Price of Warrants, Beginning	$ 15.00
Three Weighted Average Exercise Price of Warrants, Granted	0
Three Weighted Average Exercise Price of Warrants, Exercised	0
Three Weighted Average Exercise Price of Warrants, expired	0
Three Weighted Average Exercise Price of Warrants, Ending	$ 15.00
Three Weighted Average Remaining Life of Warrants in Years, Beginning	9 years 8 months 12 days
Three Weighted Average Remaining Life of Warrants in Years, Ending	9 years 4 months 24 days
Three Preferred Stock Warrants Outstanding, Beginning | shares	1,000,000